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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21914

                 RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31
Date of reporting period: 4/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE SHORT TERM CASH FUND

                                AT APRIL 30, 2008



APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





CERTIFICATES OF DEPOSIT (2.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Credit Suisse (NY Branch)
 10-03-08                            2.76%           $75,000,000(b)       $74,993,613
-------------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $74,993,613)                                                       $74,993,613
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (9.2%)(b)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Bank of Ireland
 09-12-08                            3.05%           $67,000,000          $67,000,000
Lehman Brothers Holdings
 09-26-08                            2.68             50,000,000           50,000,000
Merrill Lynch & Co
 11-17-08                            2.87             75,000,000           75,000,000
MetLife Global Funding I
 09-24-08                            2.87             90,000,000           90,000,000
Wells Fargo & Co
 05-18-09                            2.88             70,000,000           70,000,000
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $352,000,000)                                                     $352,000,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (86.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (20.0%)
Amsterdam Funding
 05-21-08                            2.67%          $100,000,000          $99,846,667
Gemini Securitization LLC
 06-05-08                            2.97             61,600,000(c)        61,420,333
Old Line Funding LLC
 05-20-08                            2.68            100,000,000           99,853,278
Sheffield Receivables
 05-02-08                            1.52             50,000,000(c)        49,995,833
 05-13-08                            2.58             69,000,000(c)        68,936,750
Thames Asset Global Securities #2
 05-15-08                            2.66            140,000,000          139,847,166
Thunder Bay Funding LLC
 05-16-08                            2.66             67,978,000           67,898,976
 05-20-08                            2.80             75,000,000(c)        74,885,208
Windmill Funding
 06-03-08                            2.83            100,000,000           99,736,917
                                                                      ---------------
Total                                                                     762,421,128
-------------------------------------------------------------------------------------


BANKING (57.0%)
Allied Irish Banks North America
 06-13-08                            2.63             87,600,000           87,322,695
Bank of America
 05-30-08                            2.46             45,000,000           44,909,375
 06-09-08                            2.63            100,000,000           99,712,917
Bank of Ireland
 05-19-08                            2.67             45,000,000(c)        44,937,450
 06-09-08                            2.67             30,000,000(c)        29,912,575
Bank of Nova Scotia (Scotiabank)
 05-05-08                            2.18             55,000,000           54,983,561
 05-07-08                            2.34             50,000,000           49,977,583
Bank of Scotland
 05-02-08                            1.34             33,600,000           33,597,527
 05-23-08                            2.76             50,000,000           49,913,222
 06-10-08                            2.77             55,000,000           54,829,500
Barclays US Funding
 05-06-08                            2.39             29,600,000           29,588,366
 06-30-08                            2.77            100,000,000           99,540,000
Danske
 05-07-08                            2.36             25,000,000(c)        24,988,667
 05-14-08                            2.55             50,000,000(c)        49,951,069
 05-15-08                            2.51             50,000,000(c)        49,948,472
ING US Funding LLC
 05-22-08                            2.57             90,000,000           89,860,875
 06-04-08                            2.68             65,000,000           64,833,636
JPMorgan Chase & Co
 06-11-08                            2.40            100,000,000           99,724,389
Kredietbank Finance
 05-09-08                            2.38            100,000,000           99,941,333
 05-12-08                            2.47             40,000,000           39,967,489
Lloyds TSB Bank
 05-08-08                            2.35             80,000,000           79,958,778
Marshall & Ilsley
 05-14-08                            2.74             48,400,000           48,349,140
Nordea North America
 06-06-08                            2.64            135,000,000          134,639,549
Rabobank USA Financial
 05-29-08                            2.75             75,000,000           74,836,667
Royal Bank of Scotland
 05-28-08                            2.58            100,000,000           99,802,750
Scotiabanc
 05-12-08                            2.46             35,000,000(c)        34,971,767
Skandinaviska Enskilda Banken
 05-06-08                            2.27             50,000,000           49,981,319
 05-13-08                            2.58             50,000,000           49,954,167
 05-27-08                            2.82             45,000,000           44,906,400
Svenska Handelsbanken
 05-30-08                            2.69            100,000,000           99,779,278
Swedbank
 05-12-08                            2.64             30,000,000           29,973,967
 05-16-08                            2.58             50,000,000           49,943,542
 05-23-08                            2.65             50,000,000           49,916,583
UBS Finance (Delaware) LLC
 05-01-08                            2.65             70,000,000           70,000,000
 05-27-08                            2.76             60,000,000           59,877,800
                                                                      ---------------
Total                                                                   2,175,332,408
-------------------------------------------------------------------------------------


BROKERAGE (2.6%)
Lehman Brothers Holdings
 05-01-08                            2.69            100,000,000          100,000,000
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (7.2%)
Natl Australia Funding Delaware
 05-19-08                            2.34            100,000,000           99,878,500
 06-02-08                            2.64             35,000,000           34,916,622
Toronto Dominion Holdings USA
 05-29-08                            2.53             50,000,000           49,899,861
 05-30-08                            2.58             41,800,000           41,711,610
 06-02-08                            2.54             50,000,000           49,885,556
                                                                      ---------------
Total                                                                     276,292,149
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $3,314,045,685)                                                 $3,314,045,685
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
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1  RIVERSOURCE SHORT TERM CASH FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

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
REPURCHASE AGREEMENTS (2.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
BROKERAGE
Morgan Stanley & Co
 dated 04-30-08, matures 05-01-08,
 repurchase price $77,704,209
 (collateralized by U.S. Treasury STRIPES:
 total market value $77,820,379)
 05-01-08                            5.13%           $77,700,000          $77,700,000
-------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $77,700,000)                                                       $77,700,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,818,739,298)(d)                                              $3,818,739,298
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2008.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2008. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $489,948,124 or 12.8% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at April 30, 2008.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, is available upon request by calling (888) 791-3380.



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2  RIVERSOURCE SHORT TERM CASH FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Short Term Investments Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 27, 2008